Leases	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
Leases
(10)	LEASES

The primary leases that the Group entered into were for training centers and office spaces.

Information as of and for the years ended December 31, 2019, 2020 and 2021:

As of December 31, 2019, the Company has 61 operating leases for training center and office spaces with remaining terms expiring from 2 through 39 months and a weighted average remaining lease term of 1.67 years. Weighted average discount rates used in the calculation of the lease liability is 5.88%. As of December 31, 2020, the Company has 40 operating leases for training center and office spaces with remaining terms expiring from 1 through 61 months and a weighted average remaining lease term of 3.40 years. Weighted average discount rates used in the calculation of the lease liability is 6.60%. As of December 31, 2021, the Company has 33 operating leases for training center and office spaces with remaining terms expiring from 1 through 55 months and a weighted average remaining lease term of 3.08 years. Weighted average discount rates used in the calculation of the lease liability is 6.63%. The discount rates reflect the estimated incremental borrowing rate, which includes an assessment of the credit rating to determine the rate that the Company would have to pay to borrow, on a collateralized basis for a similar term, an amount equal to the lease payments in a similar economic environment.

Rent expense for the years ended December 31, 2019, 2020 and 2021 were RMB 13,903,991, RMB 29,111,428 and RMB 24,848,222 respectively. There were no variable lease costs or sublease income for leased assets for the years ended December 31, 2019, 2020 and 2021.

The impact of ASC 842 on the consolidated balance sheets as of December 31, 2019, 2020 and 2021 was as follows:

	December 31,	December 31,
	2020	2021
	RMB	RMB
Operating leases:
Right-of-use assets	41,779,086	42,417,409
Lease liabilities-current	16,972,187	17,351,427
Lease liabilities-non-current	24,005,765	23,365,840

Other information related to leases is presented below:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Supplemental cash flow information:
Cash paid for amounts included in measurement of operating leases liabilities	12,850,734	20,376,826	21,478,066
Lease liability arising from obtaining Right-of-use assets	8,696,875	33,360,187	16,132,735
Right-of-use assets acquired in connection with Huanqiuyimeng Acquisition	32,089,416	—	—

Maturities of lease liabilities under non-cancellable leases as of December 31, 2021 are as follows:

Operating leases
RMB
2022	17,906,850
2023	12,613,075
2024	7,999,320
2025	5,725,631
2026	776,818
Thereafter	—
Total undiscounted lease payments	45,021,694
Less: Imputed interest	(4,304,427)
Total lease liabilities	40,717,267
Amounts due within 12 months	17,351,427
Non-current lease liability	23,365,840

Short-term lease expense, with a lease term of 12 months or less, for the years ended December 31, 2019, 2020 and 2021 was RMB2,125,616, RMB 6,112,893 and RMB 3,248,285. short-term lease commitments as of December 31, 2021 are RMB 1,519,946.